Segmental Information - Summary of Information by Reportable Segment - Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Assets held for sale	$ 19
Liabilitites classified as held for sale	22
EMEAA [member]
Disclosure of operating segments [line items]
Assets held for sale	19	$ 0
Liabilitites classified as held for sale	$ 22	$ 0